Accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maturity analysis of note receivables [Abstract]
Trade and other receivables	R$ (59,803,273)	R$ (42,900,983)
Expected credit losses	284,620	585,443	R$ 985,614
Current [member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(272,294)	(664,855)
Not later than one month [member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(21,753,323)	(16,823,103)
Due within 31 to 120 days [Member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(22,136,842)	(14,658,671)
Due within 121 to 180 days [Member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(6,617,991)	(5,022,732)
Later than six months and not later than one year [member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	(7,132,708)	(5,173,286)
Later than one year [member]
Maturity analysis of note receivables [Abstract]
Trade and other receivables	R$ (2,174,735)	R$ (1,143,779)